Impairment charges - Summary of impairment charges (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges	$ (3,487)	$ (132)	$ (796)
Impairment charges, Tax	323	25	141
Impairment charges, Non-controlling interests	1,506	3	174
Impairment charge, net amount	(1,658)	(104)	(481)
Intangible assets [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges	(1)	(2)	(357)
Property, plant and equipment [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges	(3,486)	(130)	(435)
Other assets and liabilities [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges	0	0	(4)
Argyle Diamond Mine [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges		0
Copper & Diamonds [Member] | Oyu Tolgoi Llc [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges	(2,240)	0	0
Impairment charges, Tax	(39)
Impairment charges, Non-controlling interests	1,506
Impairment charge, net amount	(773)
Copper & Diamonds [Member] | Argyle Diamond Mine [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges	0		(172)
Impairment charges, Tax	0
Impairment charges, Non-controlling interests	0
Impairment charge, net amount	0
Aluminium [Member] | Yarwun Alumina Refinery [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges	(1,138)	0	0
Impairment charges, Tax	339
Impairment charges, Non-controlling interests	0
Impairment charge, net amount	(799)
Aluminium [Member] | ISAL Smelter [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges	(109)	(123)	0
Impairment charges, Tax	23
Impairment charges, Non-controlling interests	0
Impairment charge, net amount	(86)
Energy & Minerals [Member] | Rossing [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges	0	(9)	(267)
Impairment charges, Tax	0
Impairment charges, Non-controlling interests	0
Impairment charge, net amount	0
Energy & Minerals [Member] | Roughrider [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges	0	$ 0	$ (357)
Impairment charges, Tax	0
Impairment charges, Non-controlling interests	0
Impairment charge, net amount	$ 0